Document and Entity Information	9 Months Ended
Dec. 31, 2014
Document And Entity Information [Abstract]
Document Type	S-1/A
Amendment Flag	false
Document Period End Date	Dec. 31, 2014
Trading Symbol	PDVW
Entity Registrant Name	Pacific DataVision, Inc.
Entity Central Index Key	0001304492
Entity Filer Category	Non-accelerated Filer